Summary of Other Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items1	$ 5,040	$ 7,499
Accrued interest	1,870	714
Accrued salaries and employee benefits	4,100	4,151
Cheques and other items in transit	2,116	2,667
Current income tax payable	151	82
Deferred tax liabilities	236	244
Defined benefit liability	1,286	1,592
Lease liabilities	5,313	5,473
Liabilities related to structured entities	12,120	4,407
Provisions	1,320	1,304
Total	$ 33,552	$ 28,133